Stockholders’ Deficit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stockholders’ Deficit [Line Items]
Warrants outstanding	2,619,835		2,605,832
Fair value of warrants		$ 6,312	$ 6,312	$ 17,087
Warrants [Member]
Stockholders’ Deficit [Line Items]
Fair value of warrants			247,906
Warrants [Member] | Follow-on Offering [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding	2,619,835
Exercise price per share (in Dollars per share)	$ 4.96
Weighted average remaining contractual term	2 years 1 month 6 days
Placement Agent Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding	13,040
Placement Agent Warrants [Member] | Follow-on Offering [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding	20,000
Exercise price per share (in Dollars per share)	$ 5
Fair value of warrants	$ 44,000
Warrants expiration term	5 years
B Warrants [Member] | Follow-on Offering [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding	703,797
Exercise price per share (in Dollars per share)	$ 6.566
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Fair value of warrants			$ 1,433,259
2025 Equity Incentive Plan [Member]
Stockholders’ Deficit [Line Items]
Stock option granted			1,482,929
2025 Equity Incentive Plan [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Percentage of common stock equal shares outstanding	4.00%
Shares of common stock reserved	1,938,468
Stock option granted	1,532,929